Document and Entity Information	Nov. 29, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	Rose Hill Acquisition Corp
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001870129
Document Type	8-K
Document Period End Date	Nov. 29, 2021
Entity Incorporation State Country Code	E9
Entity File Number	001-40900
Entity Address, Address Line One	981 Davis Dr NW
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30327
City Area Code	(607)
Local Phone Number	279 2371
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share And One Half Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	ROSEU
Security Exchange Name	NASDAQ
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	ROSE
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share Each At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	ROSEW
Security Exchange Name	NASDAQ